Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2020, 2021 and 2022 (in millions):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Contributions to medical and pension schemes	769.4	1,463.8	1,710.4
Other employee benefits	766.8	1,044.5	1,202.8
	1,536.2	2,508.3	2,913.2